Risk Administration (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of risk management [Abstract]
Maturity Analysis For Derivative And Non Derivative Financial Liabilities [Text Block]
The Company’s financial liabilities maturities as of December 31, 2022 and December 31, 2021 based on non-discounted contractual cash flows are summarized as follows:

As of December 31, 2022	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities (non derivative)
Bank borrowings	219,577,086	32,305,088	108,934,345	21,298,955	68,848,369	15,568,993	246,955,750
Bond payable	1,112,554,014	17,366,393	33,370,503	178,617,720	109,662,435	1,112,436,605	1,451,453,656
Lease liabilities	40,427,168	2,840,482	7,570,840	11,078,825	4,625,260	25,965,311	52,080,718
Deposits for return of bottles and containers	11,912,090	-	11,912,090	-	-	-	11,912,090
Sub-Total	1,384,470,358	52,511,963	161,787,778	210,995,500	183,136,064	1,153,970,909	1,762,402,214
Derivatives
Derivatives not designated as hedges	3,753,264	3,753,264	-	-	-	-	3,753,264
Derivatives designated as hedges	13,789,496	2,258,210	3,319,743	5,980,373	5,965,808	-	17,524,134
Sub-Total	17,542,760	6,011,474	3,319,743	5,980,373	5,965,808	-	21,277,398
Total	1,402,013,118	58,523,437	165,107,521	216,975,873	189,101,872	1,153,970,909	1,783,679,612

(*) See current and non-current book value in
Note 7 – Financial Instruments.

As of December 31, 2021	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities (non derivative)
Bank borrowings	190,661,800	4,505,654	74,860,895	112,655,890	10,390,245	2,727,799	205,140,483
Bond payable	347,828,044	5,163,114	7,667,710	59,816,383	116,282,352	237,482,947	426,412,506
Lease liabilities	35,161,384	1,959,601	5,372,094	10,310,033	3,927,456	24,202,014	45,771,198
Deposits for return of bottles and containers	11,980,948	-	11,980,948	-	-	-	11,980,948
Sub-Total	585,632,176	11,628,369	99,881,647	182,782,306	130,600,053	264,412,760	689,305,135
Derivatives
Derivatives not designated as hedges	411,954	411,954	-	-	-	-	411,954
Derivatives designated as hedges	8,813,456	799,211	4,245,323	883,649	3,153,183	-	9,081,366
Sub-Total	9,225,410	1,211,165	4,245,323	883,649	3,153,183	-	9,493,320
Total	594,857,586	12,839,534	104,126,970	183,665,955	133,753,236	264,412,760	698,798,455